Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

July 31, 2023 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 125.1%

Communication Services - 5.7%
AT&T, Inc., Series C, 4.75%	22,962	$424,338
Liberty Broadband Corp., Series A, 7.00%(1)	43,920	1,014,552
Qwest Corp., 6.50%(1)	78,065	1,130,381
Qwest Corp., 6.75%(1)	43,311	639,270
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	316,616	4,882,219
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	703,940	9,798,845
United States Cellular Corp., 5.50%(1)	764,287	11,016,811
United States Cellular Corp., 6.25%(1)	340,108	5,574,370
Total Communication Services		34,480,786
Consumer Discretionary - 2.2%
Ford Motor Co., 6.00%(1)	488,695	11,889,949
Ford Motor Co., 6.20%(1)	43,977	1,098,985
Ford Motor Co., 6.50%(1)	7,360	177,303
Total Consumer Discretionary		13,166,237
Energy - 15.7%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	8,849	158,486
Crestwood Equity Partners LP, 9.25%(1)	2,740,009	25,427,283
DCP Midstream LP, Series C, 7.95%	1,976	49,558
Energy Transfer LP, Series D, 7.63%(1)	68,452	1,719,514
Energy Transfer LP, Series E, 7.60%(1)	60,039	1,482,963
GasLog Partners LP, Series A, 8.63% (Greece)(1)	377,430	9,114,934
GasLog Partners LP, Series B, 11.39% (Greece)(1)	93,350	2,269,899
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	47,750	668,500
NuStar Energy LP, Series A, 12.27%(1)	832,898	21,288,873
NuStar Energy LP, Series B, 11.15%(1)	839,770	20,389,616
NuStar Energy LP, Series C, 11.82%(1)	486,138	12,469,440
Total Energy		95,039,066
Financials - 39.6%†
Affiliated Managers Group, Inc., 4.20%	2,081	35,273
Affiliated Managers Group, Inc., 4.75%	5,874	108,669
AG Mortgage Investment Trust, Inc., Series C, 8.00%(1)	205,468	3,981,970
AGNC Investment Corp., Series D, 6.88%(1)	18,017	414,031
AGNC Investment Corp., Series G, 7.75%(1)	160,252	3,605,670
Allstate Corp., Series H, 5.10%	15,110	325,318
American Equity Investment Life Holding Co., Series A, 5.95%(1)	24,702	519,483
American Equity Investment Life Holding Co., Series B, 6.63%	5,985	138,852
American International Group, Inc., Series A, 5.85%	2,086	51,608
Arbor Realty Trust, Inc., Series E, 6.25%(1)	27,854	530,062
Argo Group International Holdings Ltd., 7.00%(1)	9,193	209,876
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	365,072	7,765,081
Atlanticus Holdings Corp., Series B, 7.63%(1)	20,091	430,299
B Riley Financial, Inc., 5.25%(1)	40,671	780,070
B Riley Financial, Inc., 6.00%(1)	83,078	1,758,761
B Riley Financial, Inc., 6.38%(1)	111,950	2,663,290
B Riley Financial, Inc., Series B, 7.38%(1)	40,770	985,003
Bank of America Corp., Series 4, 6.21%	13,395	288,394
Bank of America Corp., Series 5, 5.88%	1,892	39,827
Bank of America Corp., Series K, 6.45%	12	303
Bank OZK, Series A, 4.63%(1)	168,116	2,668,001
Brighthouse Financial, Inc., 6.25%	1,120	27,126
Brighthouse Financial, Inc., Series A, 6.60%	11,080	252,735
Brighthouse Financial, Inc., Series B, 6.75%	1,124	27,414
Brighthouse Financial, Inc., Series C, 5.38%(1)	71,041	1,334,150
Brighthouse Financial, Inc., Series D, 4.63%(1)	91,869	1,432,238
Brookfield Finance, Inc., Series 50, 4.63% (Canada)(1)	113,108	1,919,443
Capital Southwest Corp., 7.75%	33,145	833,928
Chimera Investment Corp., Series A, 8.00%(1)	269,127	5,818,526
Chimera Investment Corp., Series B, 8.00%(1)	364,936	7,959,254
Chimera Investment Corp., Series C, 7.75%(1)	348,390	6,974,768
Chimera Investment Corp., Series D, 8.00%(1)	388,941	8,327,227
CNO Financial Group, Inc., 5.13%(1)	1,754	28,503
Compass Diversified Holdings, Series A, 7.25%(1)	258,578	6,549,781
Compass Diversified Holdings, Series B, 7.88%(1)	14,659	359,146
Compass Diversified Holdings, Series C, 7.88%(1)	11,463	279,697
Dime Community Bancshares, Inc., 5.50%(1)	5,446	97,483
Eagle Point Income Co., Inc., Series B, 7.75%*	12,500	311,250
Ellington Financial, Inc., 6.75%(1)	462,061	10,234,651
Enstar Group Ltd., Series D, 7.00%(1)	85,151	2,026,594
Enstar Group Ltd., Series E, 7.00%(1)	4,452	109,786
Enterprise Financial Services Corp., Series A, 5.00%(1)	137,132	2,165,314
Fifth Third Bancorp, Series K, 4.95%	7,092	148,790
First Horizon Corp., 6.50%	1,936	42,398
First Horizon Corp., Series D, 6.10%(1)	17,449	400,455
First Horizon Corp., Series F, 4.70%	4,202	68,493
Gladstone Investment Corp., 8.00%	55,738	1,400,139
Goldman Sachs Group, Inc., Series A, 6.09%	10,525	217,552
Goldman Sachs Group, Inc., Series C, 6.09%	24,876	530,356
Goldman Sachs Group, Inc., Series D, 6.01%	4,039	84,738
Huntington Bancshares, Inc., Series J, 6.88%(1)	30,090	721,558
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	241,644	5,449,072
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	300,252	6,515,468
Jackson Financial, Inc., 8.00%(1)	267,223	6,667,214
Kemper Corp., 5.88%(1)	239,873	4,252,948
KeyCorp, Series E, 6.13%	24,436	550,543
KeyCorp, Series F, 5.65%	38,536	796,154
KeyCorp, Series G, 5.63%	17,939	389,456
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	10,425	211,628
Merchants Bancorp, Series B, 6.00%(1)	20,140	428,781
Merchants Bancorp, Series C, 6.00%(1)	95,385	1,851,423

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2023 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
MetLife, Inc., Series A, 6.55%	2,341	$53,515
MFA Financial, Inc., Series B, 7.50%(1)	257,093	5,280,690
MFA Financial, Inc., Series C, 6.50%(1)	535,367	10,519,962
Morgan Stanley, Series A, 6.27%	92,134	1,980,881
Morgan Stanley, Series O, 4.25%	1,378	26,127
Navient Corp., 6.00%(1)	63,509	1,213,657
New York Community Bancorp, Inc., Series A, 6.38%	16,681	389,835
New York Community Capital Trust V, 6.00%(1)	5,391	221,840
New York Mortgage Trust, Inc., Series D, 8.00%(1)	760,907	16,180,687
New York Mortgage Trust, Inc., Series E, 7.88%(1)	445,112	9,819,171
New York Mortgage Trust, Inc., Series F, 6.88%(1)	41,350	791,853
Oaktree Capital Group LLC, Series A, 6.63%	4,946	111,780
Oaktree Capital Group LLC, Series B, 6.55%	7,839	173,085
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	45,476	986,374
PacWest Bancorp, Series A, 7.75%	3,000	62,190
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	116,240	2,780,461
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	451,756	10,634,336
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	70,466	1,342,377
Prospect Capital Corp., Series A, 5.35%(1)	392,938	6,503,124
Redwood Trust, Inc., 10.00%(1)	56,259	1,290,626
Regions Financial Corp., Series B, 6.38%	2,037	49,316
Regions Financial Corp., Series C, 5.70%	13,467	292,907
Regions Financial Corp., Series E, 4.45%	34,256	587,490
Rithm Capital Corp., Series D, 7.00%(1)	36,290	772,977
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	54,181	1,271,899
SLM Corp., Series B, 7.25%(1)	168,889	9,905,340
Synchrony Financial, Series A, 5.63%(1)	326,966	5,636,894
Synovus Financial Corp., Series D, 8.86%(1)	1,107	27,066
Synovus Financial Corp., Series E, 5.88%	6,846	144,451
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	86,017	1,656,687
Truist Financial Corp., Series I, 6.08%	32,931	740,618
Two Harbors Investment Corp., Series A, 8.13%(1)	10,269	221,810
Two Harbors Investment Corp., Series B, 7.63%(1)	377,117	7,768,610
Two Harbors Investment Corp., Series C, 7.25%(1)	604,920	12,461,352
US Bancorp, Series A, 6.59%(1)	9,902	7,664,148
US Bancorp, Series B, 6.17%	130,771	2,523,880
W R Berkley Corp., 5.10%	15,579	335,572
Zions Bancorp NA, 6.95%	43,646	1,093,332
Zions Bancorp NA, Series G, 9.79%	41,869	1,067,241
Total Financials		239,680,182
Health Care - 0.1%
XOMA Corp., Series A, 8.63%(1)	23,121	562,997
Industrials - 16.2%
Air Lease Corp., Series A, 6.15%(1)	11,784	277,985
Alta Equipment Group, Inc., Series A, 10.00%	2,590	68,842
Atlas Corp., Series D, 7.95% (Canada)	3,312	82,270
Atlas Corp., Series H, 7.88% (Canada)(1)	32,028	729,790
Atlas Corp., Series I, 8.00% (Canada)(1)	590,201	14,459,925
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	372,879	8,997,570
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	1,083,508	19,329,674
FTAI Aviation Ltd., Series A, 8.25%(1)	34,576	826,712
FTAI Aviation Ltd., Series B, 8.00%(1)	704,431	17,230,382
FTAI Aviation Ltd., Series C, 8.25%(1)	32,023	790,328
FTAI Aviation Ltd., Series D, 9.50%	27,944	684,628
Pitney Bowes, Inc., 6.70%(1)	405,731	7,274,757
Textainer Group Holdings Ltd., 7.00% (China)(1)	11,647	276,616
Textainer Group Holdings Ltd., Series B, 6.25% (China)(1)	302,610	6,024,965
Triton International Ltd., 6.88% (Bermuda)(1)	211,099	4,895,386
Triton International Ltd., 7.38% (Bermuda)(1)	429,084	9,976,203
Triton International Ltd., 8.00% (Bermuda)	2,773	66,968
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	258,626	4,856,996
WESCO International, Inc., Series A, 10.63%(1)	46,098	1,250,178
Total Industrials		98,100,175
Real Estate - 34.4%†
Armada Hoffler Properties, Inc., Series A, 6.75%	25,936	602,493
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	404,619	5,765,821
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	44,566	1,011,648
City Office REIT, Inc., Series A, 6.63%(1)	59,865	1,018,902
CTO Realty Growth, Inc., Series A, 6.38%(1)	92,601	1,828,870
DiamondRock Hospitality Co., 8.25%(1)	205,204	5,292,211
Digital Realty Trust, Inc., Series K, 5.85%	3,907	91,385
DigitalBridge Group, Inc., Series H, 7.13%(1)	386,238	8,253,906
DigitalBridge Group, Inc., Series I, 7.15%(1)	717,136	15,267,825
DigitalBridge Group, Inc., Series J, 7.13%(1)	312,090	6,631,912
Diversified Healthcare Trust, 5.63%(1)	491,846	6,487,449
Diversified Healthcare Trust, 6.25%(1)	402,126	5,842,891
EPR Properties, Series C, 5.75%(1)	87,830	1,782,949
EPR Properties, Series E, 9.00%(1)	418,149	11,248,208
EPR Properties, Series G, 5.75%(1)	263,823	5,141,910
Equity Commonwealth, Series D, 6.50%(1)	7,453	186,623
Federal Realty Investment Trust, Series C, 5.00%	2,700	60,048
Gladstone Commercial Corp., Series G, 6.00%	11,785	208,005
Global Net Lease, Inc., Series A, 7.25%(1)	357,977	7,911,292

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2023 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Global Net Lease, Inc., Series B, 6.88%(1)	374,760	$7,667,590
Healthcare Trust, Inc., Series B, 7.13%(1)	234,581	4,433,581
Hersha Hospitality Trust, Series D, 6.50%(1)	99,995	1,947,903
Hersha Hospitality Trust, Series E, 6.50%(1)	57,610	1,126,852
Hudson Pacific Properties, Inc., Series C, 4.75%(1)	74,721	883,202
LXP Industrial Trust, Series C, 6.50%(1)	18,001	856,848
National Storage Affiliates Trust, Series A, 6.00%	5,447	128,549
Necessity Retail REIT, Inc., Series A, 7.50%(1)	946,156	19,500,275
Necessity Retail REIT, Inc., Series C, 7.38%(1)	234,754	5,014,345
Office Properties Income Trust, 6.38%(1)	58,736	787,650
Pebblebrook Hotel Trust, Series E, 6.38%(1)	30,113	600,754
Pebblebrook Hotel Trust, Series F, 6.30%(1)	247,178	4,869,407
Pebblebrook Hotel Trust, Series G, 6.38%(1)	75,925	1,484,334
Pebblebrook Hotel Trust, Series H, 5.70%(1)	52,167	923,356
Rexford Industrial Realty, Inc., Series B, 5.88%	4,058	94,146
RLJ Lodging Trust, Series A, 1.95%(1)	838,004	20,522,718
RPT Realty, Series D, 7.25%(1)	212,996	10,519,872
Saul Centers, Inc., Series E, 6.00%(1)	363,949	8,287,155
SITE Centers Corp., Series A, 6.38%	190	4,594
SL Green Realty Corp., Series I, 6.50%(1)	230,845	4,328,344
Spirit Realty Capital, Inc., Series A, 6.00%	2,944	67,123
Summit Hotel Properties, Inc., Series E, 6.25%(1)	207,934	4,127,490
Summit Hotel Properties, Inc., Series F, 5.88%(1)	68,294	1,273,000
Sunstone Hotel Investors, Inc., Series H, 6.13%(1)	5,061	110,684
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	47,947	965,653
UMH Properties, Inc., Series D, 6.38%(1)	32,382	697,508
Urstadt Biddle Properties, Inc., Series H, 6.25%	2,009	46,910
Urstadt Biddle Properties, Inc., Series K, 5.88%(1)	185,033	4,144,739
Vornado Realty Trust, Series L, 5.40%(1)	202,016	3,151,450
Vornado Realty Trust, Series M, 5.25%(1)	361,786	5,412,319
Vornado Realty Trust, Series N, 5.25%(1)	320,098	4,759,857
Vornado Realty Trust, Series O, 4.45%	315,902	4,296,267
Total Real Estate		207,668,823
Utilities - 11.2%
AES Corp., 6.88%(1)	43,569	3,729,071
Algonquin Power & Utilities Corp., 6.88% (Canada)	3,786	93,817
Algonquin Power & Utilities Corp., 7.75% (Canada)(1)	192,049	5,675,048
Algonquin Power & Utilities Corp., Series 19-A, 6.20% (Canada)	24,554	569,653
Brookfield BRP Holdings Canada, Inc., 4.63% (Canada)	2,819	44,709
DTE Energy Co., 4.38%	632	13,310
Entergy New Orleans LLC, 5.50%	2,008	48,112
NextEra Energy, Inc., 6.93%	56,612	2,588,867
NiSource, Inc., 7.75%(1)	10,173	1,047,717
NiSource, Inc., Series B, 6.50%	74	1,868
Pacific Gas and Electric Co., Series A, 6.00%(1)	23,003	495,485
SCE Trust II, 5.10%	1,833	37,595
SCE Trust III, Series H, 5.75%(1)	1,276,807	30,004,964
SCE Trust IV, Series J, 5.38%(1)	82,594	1,683,266
SCE Trust V, Series K, 5.45%	434	9,804
SCE Trust VI, 5.00%(1)	617,613	12,222,561
South Jersey Industries, Inc., 5.63%(1)	5,636	73,634
Southern Co., Series 2020, 4.95%	12,140	268,901
Spire, Inc., Series A, 5.90%	11,062	268,364
UGI Corp., 7.25%(1)	129,388	8,659,939
Total Utilities		67,536,685

TOTAL INVESTMENTS - 125.1%
(Cost $818,456,025)		756,234,951
Liabilities in Excess of Other Assets - (25.1)%		(151,722,691)
Net Assets - 100.0%		$604,512,260

*	Non-income producing security.
†	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at July 31, 2023 was $565,951,548.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$756,234,951	$—	$—	$756,234,951
Total	$756,234,951	$—	$—	$756,234,951